Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
REVENUES	$ 3,498,301	$ 3,050,002	$ 6,551,855	$ 5,888,041
COST OF REVENUES	3,209,381	2,805,524	6,142,206	5,364,696
GROSS PROFIT	288,920	244,478	409,649	523,345
OPERATING EXPENSES:
General and administrative	228,411	89,967	415,984	170,316
Professional fees	34,337	30,888	132,644	125,840
TOTAL OPERATING EXPENSES	262,748	120,855	548,628	296,156
INCOME (LOSS) FROM OPERATIONS	26,172	123,623	(138,979)	227,189
OTHER INCOME (EXPENSE):
Interest income	1,493	1,526	3,549	2,442
Factoring expense	(23,895)	(38,721)	(51,344)	(73,414)
TOTAL OTHER (EXPENSE)	(22,402)	(37,195)	(47,795)	(70,972)
INCOME (LOSS) BEFORE INCOME TAXES	3,770	86,428	(186,774)	156,217
INCOME TAX (EXPENSE) BENEFIT			74,311	(24,426)
NET INCOME (LOSS)	3,770	86,428	(112,463)	131,791
Net income (loss) per share of common stock:
Basic
Diluted
Weighted average shares outstanding: Basic	61,786,822	59,150,784	61,786,822	58,157,638
Weighted average shares outstanding: Diluted	$ 62,427,710	$ 59,662,620	$ 61,786,822	$ 58,618,325